Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to common stockholders	$ 1,097,940	$ (5,455)	$ 458,391	$ 1,057,994	$ (251,926)	$ 4,067,206
Effect of dilutive securities:
Diluted net income	$ 1,085,527	$ (5,455)	$ 445,978	$ 1,057,994	$ (251,926)	$ 4,067,206
Weighted average common shares outstanding - basic	36,317,857	35,728,821	36,020,209	35,683,484	35,702,197	33,503,208
Series B Preferred
Options	296,778		328,324	493,465		513,373
Warrants
Weighted average common shares outstanding and assumed conversion – diluted	36,614,635	35,728,821	36,348,534	36,176,949	35,702,197	34,016,581
Basic net income per common share	$ 0.03	$ (0.00)	$ 0.01	$ 0.03	$ (0.01)	$ 0.12
Diluted net income per common share	$ 0.03	$ (0.00)	$ 0.01	$ 0.03	$ (0.01)	$ 0.12
Anti-dilutive securities					669,000
Net income attributable to common stockholders	$ 1,085,527	$ (5,455)	$ 445,978	$ 1,057,994
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	708,000		708,000
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	30,000		30,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	11,800		11,800